REVENUE - Additional Information (Details) $ in Millions		12 Months Ended
	Dec. 28, 2023 USD ($)	Dec. 31, 2025 USD ($) performance_obligation	Dec. 31, 2024 USD ($) milestone_payment	Dec. 31, 2023 USD ($) milestone_payment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) milestone_payment	Dec. 31, 2019 USD ($) milestone_payment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) milestone_payment
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivables		$ 13.1	$ 6.4
Current contract liabilities		11.3	$ 46.9
Decrease through performance obligation being satisfied, contract liabilities		52.5
Increase through milestone achievement, contract liabilities		12.8
Foreign exchange alignment		$ 4.4
Collaboration agreement, number of performance obligations | performance_obligation		2
Janssen
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivables									$ 350.0
Future estimated milestone payments		$ 935.0
License revenue		4.9
Proceeds from upfront fees recognized as revenue								$ 350.0
Number of milestone payments | milestone_payment			2
License and other revenue		4.9	$ 75.1	$ 35.2
Total		765.0	760.0
Janssen | Upfront Payment
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total		350.0	350.0
Janssen | CARTITUDE-1 Clinical Trial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Number of milestone payments | milestone_payment							2		2
Milestone payments recognized as revenue							$ 60.0
Janssen | Transfer Of Intellectual Property License
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payments recognized as revenue									$ 50.0
Janssen | Cilta-cel
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payments recognized as revenue						$ 75.0
Janssen | CARTITUDE-5 Clinical Trial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Number of milestone payments | milestone_payment						3
Milestone payments recognized as revenue						$ 65.0
Janssen | Submission of NDA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payments recognized as revenue					$ 50.0
Janssen | Application Acceptance
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Number of milestone payments | milestone_payment				2
Milestone payments recognized as revenue				$ 35.0
Janssen | CARVYKTI Expansion
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payments recognized as revenue			45.0
Janssen | GDP Indication
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payments recognized as revenue			30.0
Janssen | CARVYKTI Approval by Ministry of Health, Labour and Welfare in Japan
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payments recognized as revenue		5.0
Janssen | Specified manufacturing milestones
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Future estimated milestone payments		125.0							125.0
Janssen | Specified development milestones
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Future estimated milestone payments		30.0							215.0
Janssen | Specified regulatory milestones
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Future estimated milestone payments		570.0							800.0
Janssen | Specified net trade sales milestones
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Future estimated milestone payments		$ 210.0							$ 210.0
Novartis
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivables	$ 100.0
Future estimated milestone payments	1,010.0
License agreement, number of performance obligations | performance_obligation		2
License and other revenue		$ 52.5	63.3	0.0
Total		140.0	138.0
Novartis | PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total		$ 133.8	131.8
Performance obligation satisfaction period		3 years
Novartis | PO1: Fixed Consideration
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Transaction costs incurred, reimbursement receivable		$ 137.9
Transaction price, total aggregate reimbursable development costs (up to)		33.8
Novartis | PO1: Variable Consideration
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Transaction costs incurred, reimbursement receivable		2.1
Research and development expense incurred, not subject to reimbursement		0.0
Novartis | Upfront Payment
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivables	$ 100.0
Total		100.0	100.0
Novartis | PO2: Supply of materials
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total		6.2	6.2
Transaction costs incurred, reimbursement receivable		0.0
Related Party Sublicense
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License and other revenue		$ 26.4	$ 0.0	$ 0.0
Revenue license agreement, percent of revenue received from sublicensing to third parties		10.00%